Share capital	9 Months Ended
Sep. 30, 2023
Share Capital, Reserves And Other Equity Interest [Abstract]
Share capital	Share capital

	September 30, 2023	December 31, 2022
	£	£
Issued and fully paid share capital
124,939,686 (2022: 122,963,545) Ordinary shares of £0.0005 each	62,470	61,482
	62,470	61,482
16.Share capital (continued)

Shares authorised and issued (number)

	December 31, 2022	Exercise of share-based payment awards	Issue of Shares	September 30, 2023
Ordinary shares	122,963,545	1,976,138	3	124,939,686
	122,963,545	1,976,138	3	124,939,686

A total of 1,976,138 shares were issued upon the exercise of share-based payment awards during the nine months ended September 30, 2023; see note 21 for further details. A total of 3 shares were issued to employees for consideration equal to their nominal value during the nine months ended September 30, 2023.

Rights of share classes

Holders of ordinary shares are entitled to one vote per share at a show of hands meeting of the Company and one vote per share on a resolution on a poll taken at a meeting and on a written resolution.